RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

10	RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

	2025	2024
	USD	USD

Restricted bank deposits	253,188	592,652
Cash and bank balances	966,807	2,963,301
Total	1,219,995	3,555,953

Restricted bank deposits are pledged to banks as security deposits for the auction of logs.

Details of impairment assessment of restricted bank deposits, and cash and bank balances are set out in note 24.